Leuthold Select Industries Fund
Schedule of Investments
June 30, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 99.89%
Banks - 0.81%
Huntington Bancshares, Inc.	3,607	$32,589
Regions Financial Corp.	3,106	34,539
		67,128
Biotechnology - 8.21%
AbbVie, Inc.	986	96,805
Alexion Pharmaceuticals, Inc. (a)	822	92,261
Amgen, Inc.	575	135,620
Biogen, Inc. (a)	294	78,660
Gilead Sciences, Inc.	1,666	128,182
Regeneron Pharmaceuticals, Inc. (a)	238	148,429
		679,957
Capital Markets - 13.17%
The Carlyle Group, Inc.	1,966	54,851
Evercore, Inc. - Class A	979	57,683
FactSet Research Systems, Inc.	161	52,884
The Goldman Sachs Group, Inc.	486	96,043
Intercontinental Exchange, Inc.	760	69,616
KKR & Co., Inc. - Class A	2,695	83,222
Moody's Corp.	331	90,936
Morgan Stanley	1,724	83,269
MSCI, Inc.	205	68,433
Nasdaq, Inc.	502	59,974
Raymond James Financial, Inc.	932	64,150
S&P Global, Inc.	284	93,572
State Street Corp.	1,165	74,036
Stifel Financial Corp.	1,208	57,295
UBS Group AG (b)	7,306	84,311
		1,090,275
Communications Equipment - 1.22%
Cisco Systems, Inc.	2,172	101,302

Distributors - 0.55%
LKQ Corp. (a)	1,736	45,483

Diversified Telecommunication Services - 1.39%
Verizon Communications, Inc.	2,095	115,497

Electronic Equipment, Instruments & Components - 4.21%
Arrow Electronics, Inc. (a)	1,338	91,908
CDW Corp.	651	75,633
Insight Enterprises, Inc. (a)	1,010	49,692
SYNNEX Corp.	1,095	131,148
		348,381
Entertainment - 5.31%
Activision Blizzard, Inc.	2,292	173,963
Electronic Arts, Inc. (a)	1,273	168,099
Take-Two Interactive Software, Inc. (a)	700	97,699
		439,761
Food & Staples Retailing - 2.69%
Costco Wholesale Corp.	379	114,916
Walmart, Inc.	897	107,443
		222,359
Health Care Equipment & Supplies - 0.63%
Medtronic PLC (b)	567	$51,994

Health Care Providers & Services - 13.04%
Anthem, Inc.	238	62,589
Centene Corp. (a)	2,081	132,248
Cigna Corp.	354	66,428
CVS Health Corp.	1,052	68,348
Encompass Health Corp.	1,332	82,491
Fresenius Medical Care AG & Co. KGaA - ADR (a)	1,267	54,836
HCA Healthcare, Inc.	1,125	109,192
Humana, Inc.	342	132,611
Laboratory Corp. of America Holdings (a)	298	49,501
Premier, Inc. - Class A (a)	1,183	40,553
Quest Diagnostics, Inc.	459	52,308
UnitedHealth Group, Inc.	611	180,214
Universal Health Services, Inc. - Class B	519	48,210
		1,079,529
Household Durables - 5.37%
D.R. Horton, Inc.	1,940	107,573
KB Home	1,441	44,210
Lennar Corp. - Class A	1,160	71,479
Meritage Homes Corp. (a)	828	63,027
PulteGroup, Inc.	2,938	99,980
Toll Brothers, Inc.	1,784	58,141
		444,410
Interactive Media & Services - 3.99%
Alphabet, Inc. - Class A (a)	158	224,052
Facebook, Inc. - Class A (a)	469	106,496
		330,548
IT Services - 5.51%
Akamai Technologies, Inc. (a)	553	59,221
Mastercard, Inc. - Class A	697	206,103
Visa, Inc. - Class A	987	190,659
		455,983
Life Sciences Tools & Services - 0.51%
Medpace Holdings, Inc. (a)	458	42,603

Media - 0.98%
Comcast Corp. - Class A	2,075	80,884

Metals & Mining - 3.19%
Agnico Eagle Mines, Ltd. (b)	489	31,325
B2Gold Corp. (b)	5,542	31,534
Barrick Gold Corp. (b)	2,610	70,313
Kinross Gold Corp. (a)(b)	4,175	30,144
Newmont Corp.	1,100	67,914
Yamana Gold, Inc. (b)	6,098	33,295
		264,525
Multiline Retail - 6.78%
Dollar General Corp.	1,132	215,657
Dollar Tree, Inc. (a)	1,008	93,422
Target Corp.	2,102	252,093
		561,172
Professional Services - 2.50%
ASGN, Inc. (a)	1,155	77,015
Insperity, Inc.	905	58,581
Robert Half International, Inc.	1,351	71,373
		206,969
Semiconductors & Semiconductor Equipment - 10.29%
Applied Materials, Inc.	2,215	$133,897
Intel Corp.	1,520	90,942
KLA Corp.	457	88,877
Lam Research Corp.	806	260,709
MKS Instruments, Inc.	842	95,348
SolarEdge Technologies, Inc. (a)(b)	1,311	181,940
		851,713
Software - 5.14%
Adobe, Inc. (a)	267	116,228
Microsoft Corp.	1,522	309,742
		425,970
Technology Hardware, Storage & Peripherals - 1.47%
Apple, Inc.	333	121,478

Trading Companies & Distributors - 2.33%
BMC Stock Holdings, Inc. (a)	1,184	29,766
GMS, Inc. (a)	1,104	27,147
HD Supply Holdings, Inc. (a)	1,302	45,114
Triton International, Ltd. (b)	912	27,579
United Rentals, Inc. (a)	422	62,895
		192,501
Wireless Telecommunication Services - 0.60%
T-Mobile US, Inc. (a)	480	49,992
TOTAL COMMON STOCKS (Cost $5,933,142)		$8,270,414

RIGHTS - 0.00%
Wireless Telecommunication Services - 0.00%
T-Mobile US, Inc. (a)	483	$81
TOTAL RIGHTS (Cost $81)		$81

SHORT-TERM INVESTMENTS - 0.52%
Money Market Funds - 0.52%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.060% (c)	43,150	$43,150
TOTAL SHORT-TERM INVESTMENTS (Cost $43,150)		$43,150

Total Investments (Cost $5,976,373) - 100.41%		$8,313,645
Liabilities in Excess of Other Assets - (0.41)%		(33,948)
TOTAL NET ASSETS - 100.00%		$8,279,697

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$8,270,414	$–	$–	$8,270,414
Rights	81	-	-	81
Money Market Funds	43,150	-	-	43,150
Total Investments in Securities	$8,313,645	$–	$–	$8,313,645

The Fund did not invest in any Level 3 securities during the period.